Warrants (Details Narrative)			9 Months Ended		12 Months Ended
	Sep. 11, 2023 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) Integer $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2021 $ / shares shares	Jul. 27, 2023 USD ($) $ / shares shares	May 30, 2023 USD ($) $ / shares shares	Feb. 14, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 03, 2021 $ / shares	Jun. 24, 2021 CAD ($)	Apr. 27, 2021 $ / shares	Apr. 27, 2021 CAD ($)
Exercise price					$ 2.40				$ 2.00
Number of accredited investors					seventy-seven
Warrant to purchase shares | shares					353,250
Issuance of non-interest bearing promissory note face value									$ 899,999		$ 200,000		$ 200,000
Stock price									$ 1,000.00
Warrants issued | shares									125,000
Shares Issued, Price Per Share										$ 2.30		$ 2.30
Proceeds from Warrant Exercises | $			$ 4,578,293
Series A-1 Warrants [Member]
Exercise price	$ 0.4655
Warrant to purchase shares | shares	10,741,139
Expected term	5 years
Series A-2 Warrants [Member]
Exercise price	$ 0.4655
Warrant to purchase shares | shares	10,741,139
Expected term	18 months
Securities Purchase Agreement [Member]
Warrant to purchase shares | shares	1,700,410
Securities Purchase Agreement [Member] | Pre Funded Warrants [Member]
Exercise price	$ 0.01
Warrant to purchase shares | shares	10,051,139		1,700,410
Fair value of warrant issued | $	$ 4,619,851		$ 2,094,054
Shares Issued, Price Per Share	$ 0.4555
Class of warrant or right number of securities exercisable called by warrants or rights | shares	10,051,139
Proceeds from Warrant Exercises | $	$ 4,578,294
Securities Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Share Price [Member] | Pre Funded Warrants [Member]
Stock price	$ 0.26
Securities Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Price Volatility [Member] | Pre Funded Warrants [Member]
Warrant measurement input	1.4906
Securities Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Pre Funded Warrants [Member]
Warrant measurement input	0.0546
Securities Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Share Price [Member] | Pre Funded Warrants [Member]
Stock price	$ 0.469
Securities Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Price Volatility [Member] | Pre Funded Warrants [Member]
Warrant measurement input	1.4579
Securities Purchase Agreement [Member] | Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member] | Pre Funded Warrants [Member]
Warrant measurement input	0.0540
Newbridge Securities Corporation [Member]
Number of warrants or rights outstanding. | shares					56,000
Exercise price					$ 5.00
Lind Global Fund II LP [Member]
Issuance of non-interest bearing promissory note face value | $			1,108,800
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member]
Exercise price		$ 4.50					$ 2.45
Warrant to purchase shares | shares		1,000,000					435,035
Issuance of non-interest bearing promissory note face value | $		$ 5,750,000					$ 1,200,000
Expected term		5 years					5 years
Fair value of warrant issued | $		$ 1,412,213	$ 2,726				$ 381,538
Fair value of convertible notes | $		$ 1,035,253
Exercise price of common stock		$ 90
Shares Issued, Price Per Share							$ 2.45
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Warrant to purchase shares | shares		50,000
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Stock price		$ 3.97	$ 2.14
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Warrant measurement input		0.4321	0.4601
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input		0.0153	0.0381
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Exercise Price [Member]
Warrant measurement input | Integer			2.45
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Measurement Input, Expected Term [Member]
Expected term			5 years
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Exercise price		$ 4.50
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Share Price [Member]
Stock price			$ 0.26
Lind Global Fund II LP [Member] | Securities Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input			0.0460
Lind Global Fund II LP [Member] | Purchase Agreement [Member]
Exercise price						$ 1.34
Warrant to purchase shares | shares						175,234
Issuance of non-interest bearing promissory note face value | $						$ 300,000
Expected term						5 years
Fair value of warrant issued | $			$ 3,243			$ 72,208
Shares Issued, Price Per Share						$ 1.34
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Share Price [Member]
Stock price						1.07
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Price Volatility [Member]
Warrant measurement input			0.4551
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input			0.0424
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Exercise Price [Member]
Warrant measurement input | Integer			1.34
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Measurement Input, Expected Term [Member]
Expected term			5 years
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Share Price [Member]
Stock price						$ 0.26
Lind Global Fund II LP [Member] | Purchase Agreement [Member] | Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrant measurement input			0.0460
Aegis Capital Corp. [Member]
Exercise price			$ 3.98
Warrant to purchase shares | shares			40,000					40,000
Seventy Seven Accredited Investor [Member]
Number of warrants or rights outstanding. | shares					1,500,000
Exercise price					$ 2.00
Investor [Member]
Exercise price					$ 2.00
Warrant to purchase shares | shares					17,500